Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 14.5%
American Woodmark Corp.(a)(b)	60,410	$5,669,479
AZEK Co. Inc. (The)(a)	373,821	14,373,418
Builders FirstSource Inc.(a)(b)	730,119	29,796,156
Fortune Brands Home & Security Inc.	493,888	42,336,079
JELD-WEN Holding Inc.(a)	239,534	6,074,582
Lennox International Inc.	123,865	33,935,294
Masco Corp.	930,249	51,098,578
Masonite International Corp.(a)	87,107	8,566,102
Owens Corning	384,765	29,149,796
PGT Innovations Inc.(a)	209,611	4,263,488
Quanex Building Products Corp.	116,620	2,585,465
Simpson Manufacturing Co. Inc.	154,360	14,424,942
Trex Co. Inc.(a)(b)	411,619	34,460,743
UFP Industries Inc.	217,516	12,083,014

		288,817,136

Construction Materials — 0.8%
Eagle Materials Inc.	148,661	15,066,792

Forest Products — 0.7%
Louisiana-Pacific Corp.	388,640	14,445,749

Home Furnishings — 2.6%
Ethan Allen Interiors Inc.	78,093	1,578,260
Leggett & Platt Inc.	471,031	20,866,673
Mohawk Industries Inc.(a)(b)	212,613	29,967,802

		52,412,735

Home Improvement Retail — 10.7%
Floor & Decor Holdings Inc., Class A(a)(b)	369,705	34,327,109
Home Depot Inc. (The)	328,359	87,218,718
Lowe’s Companies Inc.	544,591	87,412,302
Lumber Liquidators Holdings Inc.(a)(b)	102,649	3,155,430

		212,113,559

Homebuilding — 64.4%
Beazer Homes USA Inc.(a)(b)	351,003	5,317,695
Cavco Industries Inc.(a)	101,799	17,860,634
Century Communities Inc.(a)(b)	345,677	15,133,739
DR Horton Inc.	3,950,497	272,268,253
Green Brick Partners Inc.(a)(b)	572,878	13,153,279
Installed Building Products Inc.(a)	269,828	27,503,568
KB Home	1,049,299	35,172,502
Lennar Corp., Class A	3,277,620	249,852,973
Lennar Corp., Class B	183,763	11,246,296
LGI Homes Inc.(a)(b)	263,148	27,854,216

Security	Shares	Value

Homebuilding (continued)
M/I Homes Inc.(a)	342,469	$15,167,952
MDC Holdings Inc.	610,513	29,670,932
Meritage Homes Corp.(a)	448,095	37,111,228
NVR Inc.(a)(b)	41,659	169,962,888
PulteGroup Inc.	3,193,963	137,723,685
Skyline Champion Corp.(a)(b)	620,793	19,207,335
Taylor Morrison Home Corp.(a)	1,548,088	39,708,457
Toll Brothers Inc.	1,367,996	59,466,786
TopBuild Corp.(a)(b)	393,435	72,423,515
TRI Pointe Group Inc.(a)(b)	1,510,939	26,063,698

		1,281,869,631

Specialty Chemicals — 4.5%
Sherwin-Williams Co. (The)	121,011	88,932,194

Trading Companies & Distributors — 1.7%
Beacon Roofing Supply Inc.(a)(b)	193,755	7,787,014
Watsco Inc.	116,684	26,434,760

		34,221,774

Total Common Stocks — 99.9% (Cost: $1,944,682,822)		1,987,879,570

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	38,095,560	38,118,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,023,000	1,023,000

		39,141,417

Total Short -Term Investments — 2.0% (Cost: $39,126,996)		39,141,417

Total Investments in Securities — 101.9% (Cost: $1,983,809,818)		2,027,020,987

Other Assets, Less Liabilities — (1.9)%		(38,301,247)

Net Assets — 100.0%		$1,988,719,740

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$31,425,916	$6,682,943	(a)	$—		$6,548	$3,010	$38,118,417	38,095,560	$104,886	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,223,000	—		(1,200,000	)(a)	—	—	1,023,000	1,023,000	1,205		—

						$6,548	$3,010	$39,141,417		$106,091		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,987,879,570	$—	$—	$1,987,879,570
Money Market Funds	39,141,417	—	—	39,141,417

	$2,027,020,987	$—	$—	$2,027,020,987

2